   As filed with the Securities and Exchange Commission on May 18, 2020

Securities Act File No. 033-27247

Investment Company Act File No. 811-05773

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________

FORM N-1A

Registration Statement Under The Securities Act Of 1933		☒

Pre-Effective Amendment No.		☐
Post-Effective Amendment No. 69		☒
and/or
Registration Statement Under The Investment Company Act Of 1940		☒

Amendment No. 75		☒
(Check appropriate box or boxes)
VOYA BALANCED PORTFOLIO, INC.
(Exact Name of Registrant Specified in Charter)
7337 E. Doubletree Ranch Road, Suite 100
Scottsdale, AZ 85258
(Address of Principal Executive Offices)
Registrant's Telephone Number, Including Area Code: (800) 992-0180
Huey P. Falgout, Jr., Esq.	With copies to:
Voya Investments, LLC	Elizabeth J. Reza
7337 E. Doubletree Ranch Road, Suite 100	Ropes & Gray LLP
Scottsdale, AZ 85258	Prudential Tower
(Name and Address of Agent for Service)	800 Boylston Street
Boston, MA 02199
________________________

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (a)(1)
☐ On (date) pursuant to paragraph (b)	☐ 75 days after filing pursuant to paragraph (a)(2)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

☐This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Capital Stock, par value $0.001 per share.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 69 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 69 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 18th day of May, 2020.

VOYA BALANCED PORTFOLIO, INC.

By:	/s/ Paul A. Caldarelli
Paul A. Caldarelli
Assistant Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
----------------------------------------	Chief Executive Officer	May 18, 2020
Michael Bell*
----------------------------------------	Senior Vice President and	May 18, 2020
Todd Modic*	Chief/Principal Financial Officer
----------------------------------------	Interested Director and President	May 18, 2020
Dina Santoro*
----------------------------------------	Director	May 18, 2020
Colleen D. Baldwin*
----------------------------------------	Director	May 18, 2020
John V. Boyer*
----------------------------------------	Director	May 18, 2020
Patricia Chadwick*
----------------------------------------	Director	May 18, 2020
Martin J. Gavin*
----------------------------------------	Director	May 18, 2020
Joseph E. Obermeyer*
----------------------------------------	Director	May 18, 2020
Sheryl K. Pressler*
----------------------------------------	Director	May 18, 2020
Christopher P. Sullivan*

* By: /s/ Paul A. Caldarelli

_____________________________________

Paul A. Caldarelli

Attorney-in-fact **

**Powers of attorney for Michael Bell, Todd Modic and each Director were filed as attachments to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on April 21, 2020 and are incorporated herein by reference.

EXHIBIT INDEX
Voya Balanced Portfolio, Inc.

Exhibit Number	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase